Related Party Transactions and Balances (Details) - Schedule of Sales - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions and Balances (Details) - Schedule of Sales [Line Items]
Related party Total	$ 29,196	$ 575,901	$ 816,607
Yangzhou Meihua Import and Export Co., Ltd.[Member]
Related Party Transactions and Balances (Details) - Schedule of Sales [Line Items]
Related party Total	18,780	51,750	71,885
Yangzhou Yada Powder Metallurgy Co., Ltd.[Member]
Related Party Transactions and Balances (Details) - Schedule of Sales [Line Items]
Related party Total		347,737	669,583
Shanghai Xinya Pharmaceutical Hanjiang Co., Ltd.[Member]
Related Party Transactions and Balances (Details) - Schedule of Sales [Line Items]
Related party Total	10,416	176,414	67,101
Jiangsu Zhida Pharmaceutical Co., Ltd. [Member]
Related Party Transactions and Balances (Details) - Schedule of Sales [Line Items]
Related party Total			$ 8,038